Convertible debentures (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Convertible Debentures [Abstract]
Finance costs	$ 72,476	$ 40,414
Financing costs converted into common shares	$ 21,000